Investments in Affiliated Companies (Schedule of Main Effects on Consolidated Financial Statements Due to Revisions) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investments in affiliated companies	¥ 521,634	¥ 551,883
Marketable securities and other investments	407,766	357,222
Deferred income taxes	661,500	752,828
Total investments and other assets	5,584,250	5,103,092
Retained earnings	4,808,361	5,227,268
Accumulated other comprehensive income (loss)	94,966	(192,932)
Total NTT shareholders' equity	8,511,354	8,231,439
Noncontrolling interests	2,413,452	2,290,564
Other, net	110,594	32,380	53,392
Income before income taxes and equity in earnings (losses) of affiliated companies	1,294,195	1,197,647	1,239,330
Income tax expense (benefit)-Deferred	3,433	11,959	132,273
Equity in earnings (losses) of affiliated companies	(50,792)	(16,093)	(7,552)
Net income	756,857	707,600	648,551
Net income attributable to NTT	585,473	521,932	467,701
Net income attributable to NTT	¥ 509.21	¥ 430.68	¥ 366.67
Unrealized gain (loss) on securities	16,057	47,509	8,238
Unrealized gain (loss) on derivative instruments	(4,895)	(4,736)	(2,231)
Foreign currency translation adjustments	156,471	112,388	(69,369)
Pension liability adjustments	163,241	35,646	(8,542)
Total other comprehensive income (loss)	330,874	190,807	(71,904)
Total comprehensive income (loss)	1,087,731	898,407	576,647
Total comprehensive income (loss) attributable to NTT	873,371	686,843	413,566
As previously reported
Investments in affiliated companies		411,371
Marketable securities and other investments		660,823
Deferred income taxes		694,361
Total investments and other assets		5,207,714
Retained earnings		5,229,407
Accumulated other comprehensive income (loss)		(107,476)
Total NTT shareholders' equity		8,319,034
Noncontrolling interests		2,307,591
Other, net		35,832
Income before income taxes and equity in earnings (losses) of affiliated companies		1,201,099
Income tax expense (benefit)-Deferred		11,660
Equity in earnings (losses) of affiliated companies		(17,707)
Net income		709,739
Net income attributable to NTT		524,071
Net income attributable to NTT		¥ 432.44
Unrealized gain (loss) on securities		146,849
Unrealized gain (loss) on derivative instruments		(4,756)
Foreign currency translation adjustments		114,739
Pension liability adjustments		36,458
Total other comprehensive income (loss)		293,290
Total comprehensive income (loss)		1,003,029
Total comprehensive income (loss) attributable to NTT		774,438
Adjustments
Investments in affiliated companies		140,512
Marketable securities and other investments		(303,601)
Deferred income taxes		58,467
Total investments and other assets		(104,622)
Retained earnings		(2,139)
Accumulated other comprehensive income (loss)		(85,456)
Total NTT shareholders' equity		(87,595)
Noncontrolling interests		(17,027)
Other, net		(3,452)
Income before income taxes and equity in earnings (losses) of affiliated companies		(3,452)
Income tax expense (benefit)-Deferred		299
Equity in earnings (losses) of affiliated companies		1,614
Net income		(2,139)
Net income attributable to NTT		(2,139)
Net income attributable to NTT		¥ (1.77)
Unrealized gain (loss) on securities		(99,340)
Unrealized gain (loss) on derivative instruments		20
Foreign currency translation adjustments		(2,351)
Pension liability adjustments		(812)
Total other comprehensive income (loss)		(102,483)
Total comprehensive income (loss)		(104,622)
Total comprehensive income (loss) attributable to NTT		¥ (87,595)